Trading portfolio	12 Months Ended
Dec. 31, 2023
Net assets (liabilities) [abstract]
Trading portfolio	Trading portfolio

Accounting for trading portfolio assets and liabilities
All assets and liabilities held for trading purposes are held at fair value with gains and losses in the changes in fair value taken to the income statement in net trading income (Note 5).

	Barclays Bank Group
	2023	2022
	£m	£m
Debt securities and other eligible bills	75,459	55,430
Equity securities	86,353	65,034
Traded loans	12,653	13,198
Commodities	101	109
Trading Portfolio Assets	174,566	133,771

Debt securities and other eligible bills	(39,639)	(39,068)
Equity securities	(18,122)	(33,392)
Trading Portfolio Liabilities	(57,761)	(72,460)